Carried Interest Due from Investment Funds (Tables)	12 Months Ended
Dec. 31, 2013
Carried Interest Due from Investment Funds
Summary of activity in the Company's Carried interest due from Investment Funds
	Year ended December 31,
	2013	2012	2011
	(in thousands)
Balance at beginning of year	$47,723	$37,250	$24,654
Carried Interest recognized during the year:
Carried Interest earned during the year	13,419	10,473	9,275
Adjustment recognized pursuant to amendment of management agreement	—	—	3,321

	13,419	10,473	12,596
Proceeds received during the year	—	—	—

Balance at end of year	$61,142	$47,723	$37,250